Shareholder Report, Average Annual Return (Details)	8 Months Ended
Jun. 30, 2025
C000251456 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.20%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.15%
Research Affiliates Deletions Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.15%